Depreciation, Amortisation and Impairment Costs - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Depreciation Amortisation And Impairment Costs [Line Items]
Depreciation, amortisation and impairment	£ 1,305	£ 1,076	£ 1,450
Impairment of goodwill	0	57	209
Depreciation and impairment income (cost)	220	(11)	151
Adjusting Items
Depreciation Amortisation And Impairment Costs [Line Items]
Depreciation, amortisation and impairment	505	352	699
Twisp Proprietary Limited
Depreciation Amortisation And Impairment Costs [Line Items]
Impairment of goodwill			11
Blue Nile Cigarette Company Limited
Depreciation Amortisation And Impairment Costs [Line Items]
Impairment of goodwill			1
Myanmar
Depreciation Amortisation And Impairment Costs [Line Items]
Impairment of goodwill		3
Peru | COVID-19
Depreciation Amortisation And Impairment Costs [Line Items]
Impairment of goodwill		54
Malaysia
Depreciation Amortisation And Impairment Costs [Line Items]
Impairment of goodwill			197
Trademarks and Similar Intangibles
Depreciation Amortisation And Impairment Costs [Line Items]
Depreciation, amortisation and impairment	317	333	360
Gains on disposals of non-current assets	3
Trademarks and Similar Intangibles | Adjusting Items
Depreciation Amortisation And Impairment Costs [Line Items]
Depreciation, amortisation and impairment	£ 288	£ 306	£ 339
Top of range | Trademarks and Similar Intangibles
Depreciation Amortisation And Impairment Costs [Line Items]
Intangible assets, remaining useful lives	20 years